SHORT-TERM INVESTMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
SHORT-TERM INVESTMENTS.
Aggregate cost basis		¥ 354,149
Gross unrealized holding gain		2,671
Aggregate fair value	¥ 0	¥ 356,820